Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Change in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Beginning balance			$ 1,066,998	$ 357,929	$ 357,929	$ (141,749)
Foreign currency translation loss	$ 2,281,569	$ (115,567)	2,215,762	$ 518,928	709,069	499,678
Ending balance	$ 3,282,760		$ 3,282,760		$ 1,066,998	$ 357,929